LOAN FACILITIES (Details) - Commercial Bank - Line of credit ¥ in Millions	1 Months Ended
Aug. 31, 2024 CNY (¥) loanfacility
LOAN FACILITIES
Number of loan facilities | loanfacility	2
Maximum borrowing capacity	¥ 600
Short term debt, terms	credit facilities has a term of one year or less and an effective drawdown period of one year or less
Short term debt	¥ 400